CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 300 [1]	$ 344	[1]	$ 1,285	[1]	$ 1,751
Net debt including lease liabilities	2,776	2,535		$ 2,049		$ 1,926
Increase (decrease) in net debt including lease liabilities	300
Borrowings	2,885	2,676
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	3,600	$ 3,700
Borrowings	$ 2,900

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2022: $6m, 2021: $5m).